(Vanguard LifeStrategy Conservative Growth Fund Participant) (Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Conservative Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.15%